CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Amazon platform [Member]
Percentage of revenues	100.00%	74.00%
One Customer [Member] | Concentration Of Customers And Vendors [Member]
Percentage of revenues	16.91%	25.60%
One Vendors [Member] | Concentration Of Customers And Vendors [Member]
Percentage of costs of sales	40.00%	58.00%
Two Vendors [Member] | Concentration Of Customers And Vendors [Member]
Percentage of costs of sales	10.85%	11.72%